CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 28,417	$ 43,878
Accounts receivable, net of allowance for doubtful accounts of $17,450 and $0 in 2017 and 2016, respectively	22,820	35,630
Inventories	57,257	63,085
Prepaid expenses and other current assets	11,034	60,502
Total Current Assets	119,528	203,095
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $172,783 and $108,886 in 2017 and 2016, respectively	483,931	480,847
DEPOSITS	3,341	841
TOTAL ASSETS	606,800	684,783
CURRENT LIABILITY:
Accounts payable and accrued expenses	452,710	390,530
Note payable to related party	558,400	0
Payable to related parties	81,058	4,000
Total Current Liability	1,092,168	394,530
Total Liabilities	1,092,168	394,530
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.001 par value; 150,000,000 shares authorized; 17,539,982 and 16,931,816 shares issued and outstanding at December 31, 2017 and 2016, respectively	17,540	16,932
Additional paid-in capital	4,451,038	3,393,539
Accumulated deficit	(4,953,946)	(3,120,218)
Total Stockholders’ Equity (Deficit)	(485,368)	290,253
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 606,800	$ 684,783